Note 19 - Income Taxes	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of income tax [text block]
19.	Income taxes:

Deferred tax (recovery) expense:

		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$

Origination and reversal of temporary differences	5,241	2,240	163	2,077	2,065
Change in unrecognized deductible temporary differences	(5,241)	(2,369)	(163)	(2,206)	(2,065)
Deferred tax (recovery) expense	—	(129)	—	(129)	—

Reconciliation of effective tax rate:

		Thirteen-months ended	Month ended	Twelve-months ended
	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)	February 29, 2016
	$	$	$	$	$
Loss before income taxes	(21,504)	(11,376)	(769)	(10,607)	(6,317)
Basic combined Canadian statutory income tax rate 1	26.78%	26.87%	26.80%	26.88%	26.90%
Computed income tax recovery	(5,759)	(3,057)	(206)	(2,851)	(1,699)
Increase resulting from:
Change in unrecognized deductible temporary differences	5,241	2,369	162	2,207	2,065
Non-deductible stock-based compensation	248	178	23	155	83
Non-deductible change in fair value	92	14	6	8	(592)
Permanent differences and other	118	166	12	154	143
Change in statutory income tax rate	60	201	3	198	—
Total tax (recovery) expense	—	(129)	—	(129)	—

1
The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.

Unrecognized deferred tax assets:

At
March 31, 2018,
March 31, 2017
and
February 28, 2017,
the net deferred tax assets, which have
not
been recognized in these financial statements because the criteria for recognition of these assets were not
met, were as follows:

	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)
	$	$	$
Deferred tax assets
Tax losses carried forward	12,670	8,293	8,153
Research and development expenses	4,927	4,220	4,196
Property, plan and equipment and intangible assets	567	435	423
Other deductible temporary differences	884	522	539
Deferred tax assets	19,048	13,470	13,311

Deferred tax liabilities
Tax basis of unsecured convertible debentures in excess of carrying value	67	122	126
Deferred tax liabilities	67	122	126
Net deferred tax assets	18,981	13,348	13,185

On initial recognition of the unsecured convertible debenture equity component on
February 21, 2017,
a deferred tax liability of
$129
was recognized with the corresponding entry recognized directly in Other equity. Consequently, an equal amount of deferred tax asset related to unrecognized tax losses was recognized with the offsetting entry in the Corporation statement of earnings and comprehensive loss.

As at
March 31, 2018,
the amounts and expiry dates of tax attributes and temporary differences, which are available to reduce future years’ taxable income, were as follows:

	March 31, 2018
	Federal	Provincial
	$	$
Tax losses carried forward
2029	714	714
2030	1,627	1,620
2031	2,071	2,063
2032	2,262	2,241
2033	1,854	1,825
2034	3,598	3,598
2035	4,595	4,459
2036	5,494	5,494
2037	8,584	8,456
2038	17,155	17,155
	47,954	47,625

Research and development expenses, without time limitation	18,002	19,362

Other deductible temporary differences, without time limitation	5,224	5,224